INCOME TAXES	12 Months Ended
Jan. 31, 2018
Notes to Financial Statements
19. INCOME TAXES

Income tax recovery (expense) differs from the amount that would result from applying the Canadian federal and provincial statutory income tax rates to income (loss) before future income taxes. For the year ended January 31, 2018, the Canadian statutory rate is 26% (2017 - 26%, 2016 – 26%).

	2018	2017	2016

Expected income tax recovery	$(982,000)	$145,000	$161,065
Permanent differences	100,000	(46,000)	(35,857)
Changes in timing differences and other	459,000	(11,000)	(3,792)
Effect of foreign exchange changes on U.S. loss carry-forwards	(52,000)	(412,000)	559,063
Expired losses	-	-	-
Changes in unrecognized deferred income tax assets	(758,000)	(108,000)	(50,115)
Adjustments due to effective tax rate attributable to U.S. tax on subsidiaries	(517,000)	9,000	39,636
Total deferred and current income tax recovery (expense)	$(1,750,000)	$(423,000)	$670,000

The approximate tax effects of each type of temporary difference that gives rise to potential deferred income tax assets and liabilities are as follows:

	January 31, 2018	January 31, 2017
Non-capital losses carried forward	$-	$5,486,000
Reclamation provision	-	194,000
Exploration and evaluation assets	(42,000)	(6,734,000)
Equipment and other	-	16,000
Investments	-	(5,000)
Net deferred income tax liabilities	$(42,000)	$(1,043,000)

Temporary differences and tax losses arising in Canada have not been recognized as deferred income tax assets due to the fact that management has determined it is not probable that sufficient future taxable profits will be earned in Canada to recover such assets. Unrecognized deductible temporary differences are summarized as follows:

	January 31, 2018	January 31, 2017
Non-capital losses carried forward	$2,741,000	$2,017,000
Equipment and other	2,000	1,000
Investments	-	(5,000)
Exploration and evaluation assets	734,000	706,000
Unrecognized deductible temporary differences	$3,477,000	$2,719,000

At January 31, 2018, the Company had, for Canadian tax purposes, non-capital losses aggregating approximately $10,153,000. These losses are available to reduce taxable income earned by the Canadian operations of future years and expire as follows between 2025 and 2038.